Fair Value Measurements - Summary of Changes Fair Values of liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 163,340	$ 36,435
Issuance of earnout share awards	126,025
Conversion to common stock	(389,388)
Issuance of 2023 convertible notes and related warrants		11,500
Change in estimated fair value	109,530	8,166
Ending Balance	9,507	56,101
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	14,711	3,730
Conversion to common stock	(75,056)
Issuance of 2023 convertible notes and related warrants		909
Change in estimated fair value	60,345	3,515
Ending Balance		8,154
Earnout Share Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of earnout share awards	126,025
Change in estimated fair value	(116,518)
Ending Balance	9,507
Pay-to-Play Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	15,942	14,641
Conversion to common stock	(43,174)
Change in estimated fair value	27,232	(92)
Ending Balance		14,549
2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	132,687	18,064
Conversion to common stock	(271,158)
Issuance of 2023 convertible notes and related warrants		10,591
Change in estimated fair value	$ 138,471	4,743
Ending Balance		$ 33,398